Financial Instruments (Schedule of Sensitive Analysis For Change in LIBOR Interest Rate) (Details) - US LIBOR [Member] $ in Thousands	Dec. 31, 2025 USD ($)
Long-term loans [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
2% increase effect on net income (loss) and equity	$ (33,034)
1% increase effect on net income (loss) and equity	(16,517)
1% decrease effect on net income (loss) and equity	16,517
2% decrease effect on net income (loss) and equity	33,034
Interest rate swaps [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
2% increase effect on net income (loss) and equity	(4,294)
1% increase effect on net income (loss) and equity	(2,147)
1% decrease effect on net income (loss) and equity	2,147
2% decrease effect on net income (loss) and equity	$ 4,294